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                                               May 3, 1999

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:   New England Funds Trust I
      (File Nos.: 02-98326 and 811-4323)

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, transmitted for filing on behalf of New England Funds Trust I (the "Trust"), is a certification that that the prospectus and Statement of Additional Information has not changed from the registration statement as filed pursuant to Rule 485(b) on April 30, 1999.

         Acknowledgment of this filing will be confirmed through the CompuServe System. If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-1134 or in my absence, Chris Bohane at (617) 578-1131.

                                                     Very truly yours,

                                                     /s/ AMY F. PUFFER

                                                     Amy F. Puffer


Enclosures